EMPLOYEE BENEFIT PLANS - Liabilities relating to post-employment benefit and long-term benefit plans (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Defined benefit pension plan	$ 163,204	$ 163,152
Severance obligation	22,228	26,547
Retirement Pension Premium Plan and Senior Management Pension Plan Premium	202,580	198,260
Other long term benefits	465,046	416,969
Total Post-employment and long-term benefit plans	853,058	804,928
Fair value Plan assets	29,113	35,981
Total Post-employment and long-term benefit plans	823,945	768,947
Wholly unfunded defined benefit plans
Disclosure of defined benefit plans [line items]
Total Post-employment and long-term benefit plans	$ 823,945	$ 768,947